FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  March 31, 2013

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                      May 13, 2013
-------------------------       --------------                    --------------
[Signature]                     [City, State]                     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            14
                                                   --

Form 13F Information Table Value Total:       $1,091,308 (thousands)
                                              ----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                                March 31, 2013


                              TITLE OF                 VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                  CLASS      CUSIP      (x1000)     PRN AMT     PRN  CALL  DSCRETN   MNGRS     SOLE     SHRD      NONE
AGCO CORP                      COM        001084102     $16,228      311,366  SH         Sole                  311,366
ASHLAND INC NEW                COM        044209104    $185,539    2,497,166  SH         Sole                2,497,166
BAKER HUGHES INC               COM        057224107     $90,828    1,957,078  SH         Sole                1,957,078
CARDINAL HEALTH INC            COM        14149Y108     $19,181      460,865  SH         Sole                  460,865
CROWN HOLDINGS INC             COM        228368106     $17,361      417,236  SH         Sole                  417,236
CURTISS WRIGHT CORP            COM        231561101     $10,953      315,662  SH         Sole                  315,662
ENERGIZER HLDGS INC            COM        29266R108    $130,746    1,311,000  SH         Sole                1,311,000
GOODYEAR TIRE & RUBR CO        COM        382550101     $15,006    1,190,518  SH         Sole                1,190,518
NATIONAL OILWELL VARCO INC     COM        637071101     $19,745      279,085  SH         Sole                  279,085
OIL STS INTL INC               COM        678026105    $152,861    1,873,991  SH         Sole                1,873,991
OWENS ILL INC                  COM NEW    690768403    $232,927    8,740,216  SH         Sole                8,740,216
ROCKWOOD HLDGS INC             COM        774415103    $169,490    2,589,999  SH         Sole                2,589,999
TOWERS WATSON & CO             CL A       891894107      $5,713       82,420  SH         Sole                   82,420
WEATHERFORD INTERNATIONAL LT   REG SHS    H27013103     $24,727    2,036,829  SH         Sole                2,036,829




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